INCOME TAXES - Schedule Of components of income tax expense benefit (Details) - USD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
INCOME TAXES
Current income tax benefit (expense)	$ (11,175)	$ (738)
Deferred tax expense	0	0	$ (26,108,436)
Total expense for income taxes	$ (11,175)	$ (738)	$ (24,590,417)